UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2004


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/15/2004


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE



REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 66
                                       ----

Form 13F Information Table Value Total:   $ 42,998,827.81
                                       ------------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 CL A                 084670108    260        3          3     0       0             3       0        0
Abbott Labs                  Com                  002824100    381     8995       8995     0       0          8995       0        0
Aberdeen Asia Pac Incom Fd   Com                  003009107    555    90070      90070     0       0         90070       0        0
ADE Corp MA                  Com                  00089C107    394    23104      23104     0       0         23104       0        0
Alliance World Dollar Gov    Com                  01879R106    380    31300      31300     0       0         31300       0        0
Allied Capital Corp          Com                  01903Q108   1144    46900      46900     0       0         46900       0        0
AllState Corp                Com                  020002101    259     5400       5400     0       0          5400       0        0
American Shared Hospital     Com                  029595105     53    10400      10400     0       0         10400       0        0
Aust & NZ BnkGrp             Sponsored ADR        052528304    401     5800       5800     0       0          5800       0        0
Barrick Gold Cp              Com                  067901108    852    40474      40474     0       0         40474       0        0
BHP Ltd                      Sponsored ADR        088606108    400    19291      19291     0       0         19291       0        0
BP Plc                       Sponsored ADR        055622104    282     4910       4910     0       0          4910       0        0
Brascan Corp                 CL A LTD VT SH       10549P606   1230    40725      40725     0       0         40725       0        0
Bristol Myers Squibb         Com                  110122108    786    33200      33200     0       0         33200       0        0
Ciena Corp                   Com                  171779101     26    13000      13000     0       0         13000       0        0
Cisco Systems                Com                  17275R102   1289    71200      71200     0       0         71200       0        0
Coeur d'Alene Mines Corp     Com                  192108108    180    37903      37903     0       0         37903       0        0
Corporate High Yld FD V      Com                  219931102    589    38210      38210     0       0         38210       0        0
Du Pont de Numours           Com                  263524109    350     8184       8184     0       0          8184       0        0
Duke Realty Invest           Com                  624411505    475    14300      14300     0       0         14300       0        0
Eaton Vance Senior           Sh Ben Int           27826S103    138    14722      14722     0       0         14722       0        0
Enerplus Resources Fund      Unit Tr G New        29274D604   1743    53600      53600     0       0         53600       0        0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    171    10440      10440     0       0         10440       0        0
Exxon Mobil Corp             Com                  30231G102    672    13900      13900     0       0         13900       0        0
Federated Department Stores  Com                  31410H101    745    16401      16401     0       0         16401       0        0
Ford Motor Co                Com                  345370100    502    35729      35729     0       0         35729       0        0
General Electric             Com                  369604103    620    18458      18458     0       0         18458       0        0
GlaxoSmithkline              Sponsored ADR        37733W105    674    15410      15410     0       0         15410       0        0
Great Lakes Chem             Com                  390568103    873    34100      34100     0       0         34100       0        0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    406     7700       7700     0       0          7700       0        0
H&Q Life Sciences Fd         Sh Ben Int           404053100    173    10666      10666     0       0         10666       0        0
Hecla Mng                    Pfd CV Ser B         422704205    277     4400       4400     0       0          4400       0        0
Hewlett Packard              Com                  428236102    219    11700      11700     0       0         11700       0        0
Input/Output                 Com                  457652105    437    42400      42400     0       0         42400       0        0
iShares MSCI Japan Index Fd  Com                  464286848    659    67900      67900     0       0         67900       0        0
J.P. Morgan                  Com                  46625H100    393     9900       9900     0       0          9900       0        0
Keynote Securities           com                  493308100   1185    83700      83700     0       0         83700       0        0
Latin Amer Equity Fund       Com                  51827Q106    892    52000      52000     0       0         52000       0        0
Lexicon Genetics Inc Com     Com                  528872104    918   139300     139300     0       0        139300       0        0
Liberty Media Corp           Com                  530718105    663    76000      76000     0       0         76000       0        0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   1843    59010      59010     0       0         59010       0        0
LSI Logic Corporation        Com                  502161102    394    91400      91400     0       0         91400       0        0
Lubrizol Corporation         Com                  549271104    242     7000       7000     0       0          7000       0        0
MA Health & Educ TE          Sh Ben Int           575672100    295    20000      20000     0       0         20000       0        0
Meditronic                   Com                  585055106    317     6100       6100     0       0          6100       0        0
Merck&Co Inc                 Com                  589331107    225     6833       6833     0       0          6833       0        0
MS/DW Incm                   Com                  61745P874    823    51300      51300     0       0         51300       0        0
New Amer High Income Fd      Com                  641876107    148    70574      70574     0       0         70574       0        0
Newmont Mining               Com                  651639106   1707    37501      37501     0       0         37501       0        0
Nortel Networks              Com                  656568102     41    12015      12015     0       0         12015       0        0
Nuveen Calif Mun Value Fd    Com                  67062C107    103    10802      10802     0       0         10802       0        0
Nuveen Mass Prem Inc         Com                  67061E108    268    17400      17400     0       0         17400       0        0
Occidental Petro Crp         Com                  674599105   2041    36500      36500     0       0         36500       0        0
Pfizer Inc                   Com                  717081103    830    27115      27115     0       0         27115       0        0
Scudder Global               Com                  81115E101    225    31500      31500     0       0         31500       0        0
Scudder High Income Tr       Com                  48841G106    278    38700      38700     0       0         38700       0        0
Senior High Income Portfolio Com                  81721E107    616   103000     103000     0       0        103000       0        0
Telcom NewZealand            Sponsored ADR        879278208    636    20008      20008     0       0         20008       0        0
Telefo de Mex'L              Sp ADR REP ORD       879403780    293     9082       9082     0       0          9082       0        0
Tellabs, Inc.                Com                  879664100    391    42600      42600     0       0         42600       0        0
Thermo Electron Corp         Com                  883556102   1248    46175      46175     0       0         46175       0        0
Toreador Resources Cp        Com                  891050106   5668   586700     586700     0       0        586700       0        0
TXU Corporation              Com                  873168108    268     5600       5600     0       0          5600       0        0
Ulticom, Inc.                Com                  903844108    199    13500      13500     0       0         13500       0        0
Verizon Comm                 Com                  92343V104    651    16540      16540     0       0         16540       0        0
Xcel Energy                  Com                  98389B100    603    34815      34815     0       0         34815       0        0

